Ordinary shares (Details) (USD $) In Millions, except Share data, unless otherwise specified				1 Months Ended				0 Months Ended			0 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 Overseas internet service company [Member]	Dec. 31, 2013 A related party of the Company [Member]	Dec. 31, 2013 Selling shareholder two [Member]	Dec. 31, 2013 Selling shareholder three [Member]	Apr. 04, 2011 Common Class A [Member]	Dec. 31, 2013 Common Class A [Member]	Dec. 31, 2012 Common Class A [Member]	Apr. 04, 2011 Common Class B [Member]	Dec. 31, 2013 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Sep. 30, 2013 Ordinary shares [Member]	Jun. 30, 2013 Ordinary shares [Member]	Dec. 31, 2012 Ordinary shares [Member]	Sep. 30, 2012 Ordinary shares [Member]	Mar. 31, 2012 Ordinary shares [Member]	Dec. 31, 2011 Ordinary shares [Member]	Sep. 30, 2011 Ordinary shares [Member]	Aug. 31, 2012 ADS [Member]	Jul. 31, 2012 ADS [Member]	Jan. 31, 2012 ADS [Member]
Schedule of Ordinary shares [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000						378,000,000	378,000,000		122,000,000	122,000,000
Ordinary shares, par value	$ 0.001	$ 0.001	$ 0.001						$ 0.001	$ 0.001		$ 0.001	$ 0.001
Ordinary shares, shares issued								26,063,544						2,498,022	2,045,880	2,403,180	2,160,951	563,715	907,086	2,152,693
Ordinary shares, shares issued, offered through IPO								20,891,130
Ordinary shares, shares issued in connection with concurrent private placement								5,172,414
Conversion of stock, shares issued								27,024,089			51,289,927
Stock repurchase program, authorized amount																							$ 50
Stock repurchase program, number of shares repurchased during period																					8,796	900
Stock repurchase program, repurchase price																					$ 14.31	$ 14.50
Issuance of ordinary shares in connection with business acquisitions, shares (in shares)					51,722	76,372	76,372
Percentage of equity interest in acquisition				51.00%
Ordinary shares, shares outstanding									134,123,218	134,123,218		54,767,703	54,767,703